Schedule of Cash and Cash Equivalents (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash	₪ 192,351	₪ 193,214
Short term deposits	40,238	3,003
Total cash and cash equivalents	232,589	196,217	₪ 37,888	₪ 27,338
USD [Member]
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	17,302	72,497
NIS [Member]
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	₪ 215,287	₪ 123,720